Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 735	£ 818
Liabilities	516	234
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	210	270
Liabilities	196	73
Cash Flow Hedges | Within One Year
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	59	73
Liabilities	39	69
Cash Flow Hedges | Beyond 5 Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	149	165
Liabilities	£ 113	£ 0